Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other current assets [text block] [Abstract]
Schedule of other current assets
	December 31
	2021	2020
	USD in thousands

Government Institutions	79	176
Prepaid expenses	126	256
Advances to suppliers	18	159
Other	192	205
	415	796